Myra P. Mahoney
Attorney at Law
3101 N. Federal Highway l Suite 401
Fort Lauderdale, FL 33306
T: 954-563-1050 l F: 954-563-1095
mmahoney@mymalaw.com

June 5, 2009

VIA FEDERAL EXPRESS
AND EDGAR

Ms. Rolaine S. Bancroft
Special Counsel
United States Securities and Exchange Commission
100 F Street N.E.
Washington, D.C. 20549

Re:	Scorpion Performance, Inc.
Amendment No. 5 to Registration Statement on Form 10
Filed April 17, 2009
File No. 000-52859

Dear Ms. Bancroft:

          On behalf of the Company, I hereby submit responses to the staff’s Comment Letter dated May 1, 2009 with all references to revisions found in the marked Amendment No. 6 submitted for filing on June 5, 2009 and the marked document enclosed with this letter for your convenience.

Form 10
General

1.

The registration statement still contains marketing language. We note certain claims such as “[t]hrough the use of our...technologically enhanced machines and equipment, we manufacture our products in America by Americans, and believe we effectively compete with foreign manufacturers based upon our cost efficiencies and ability to meet our customer specifications” and “we are in a favorable position to take advantage of business opportunities.” Please revise to remove marketing language or substantiate claims related to your company’s performance.

	RESPONSE:	We have omitted the foregoing language.

Ms. Rolaine S. Bancroft
June 5, 2009

Business [of] the Company, page 1

2.

We note your revisions to the Business section of the registration statement. Specifically, notwithstanding your belief that there is more growth with your new products related to the medical industry, the registration statement must provide more detail and clarity in regards to all material aspects of your current business your disclosure in the registration statement disproportionately focuses on the possible growth in the medical industry, rather than your core business. Please revise to provide an accurate and comprehensive description of your present operations (including, without limitation, the current performance of the rocker arms business, its principal products and services, competitive strengths, and relevant growth strategies, etc.).

RESPONSE:	We have revised accordingly.

3.

We note the disclosure on page 2 that you plan to further increase your product lines and services “through strategic acquisitions and joint ventures as well as private label or other manufacturing arrangements.” We also note your Form 8-K filed on April 3, 2009 announcing your plans regarding Crane Cams. If you have current plans to enter into certain strategic acquisitions, joint ventures and other manufacturing arrangements, please revise to disclose the plans and add disclosure about implementation costs, the source of funds and the timelines for such plans. Refer to our prior comment 25 in our letter to you dated November 8, 2007 for additional guidance.

RESPONSE:

The Company filed the 8-K on April 3 to announce that it had entered into preliminary discussions with Crane Cams which discussions have not progressed any further. Other than plans to expand its medical components manufacturing capabilities, the Company does not currently have plans to enter into any strategic acquisition, joint ventures or other manufacturing arrangements.

Scorpion Robotic/Engineering, page 3

4.

We note the disclosure that you currently manufacture products for the medical industry. However, you disclosed on page 1 that you are currently in the process of obtaining ISO certification which will permit you to manufacture “implantable medical devices and equipment in accordance with FDA requirements.” Please revise throughout the registration statement to disclose the different medical products that you manufacture, and differentiate between medical products that you currently produce now and the medical products that you will manufacture upon successful ISO certification.

RESPONSE:

We have revised to clarify that the medical products we currently manufacture are non-FDA regulated reusable obturators and that upon obtaining ISO certification, the Company will, subject to FDA guidelines, be able to manufacture FDA regulated products.

Ms. Rolaine S. Bancroft
June 5, 2009

Raw Materials and Inventory, page 5

5.

We note the disclosure that you continue to retain 20% in inventory despite the economic downtown in the automotive and parts industry. Please revise to explain your belief that having the same inventory in an economic downtown is a positive characteristic for the company as it is not intuitively clear.

RESPONSE:

We have revised to explain why management believes that maintaining the Company’s inventory levels in spite of the economic downturn is prudent. We have also revised the last risk factor on page 12 for consistency and updated the first risk factor on page 13.

Competition, page 6

6.

Please revise this section to clarify your competitive position in the industry as your current disclosure describes your competitive strengths in great detail. Your revised disclosure should describe the competitive conditions including, where material, an estimate of the number of competitors and your competitive position, if known. Please refer to Item 101(c)(x) of Regulation S-K.

	RESPONSE:	We have revised accordingly.

Risk Factors, page 8

7.

We note the disclosure in the Management’s Discussion and Analysis of Financial Condition’s section that your move to a larger manufacturing plant has incurred additional costs to your company and suffered delays. Revise to disclose in a separate risk factor the risks attendant your expansion to a new facility and the possible financial setbacks that you may suffer.

	RESPONSE:	We have added a separate risk factor.

The Current Decline in the Automobile Industry, page 8

8.

We note your response to prior comment 2 and reissue in part. Please revise this risk factor to more fully reflect the risks you describe in the current decline in the automobile industry. Furthermore, revise to delete the discussions of your expansion into the medical products industry and liquidity and capital resources as the disclosure does not describe the risks attendant the decline in the automobile industry.

	RESPONSE:	We have revised accordingly.

Ms. Rolaine S. Bancroft
June 5, 2009

The High Performance Automotive Parts Market is Highly Competitive, page 11

9.

Your risk factors should highlight and discuss the risks pertaining to different aspects of your company. We note the additional disclosure pertaining to your belief that you may gain a “sizable” portion of the automotive parts industry due to the fallout of several competitors. Please revise to disclose the risks to your company if you do not gain customers from your competitors’ fallout.

	RESPONSE:	We have revised accordingly.

To Raise Additional Capital to Fund Operations, page 16

10.

We note the deletion to the disclosure that any issuance of additional shares of your common stock will dilute book value. Please tell us why the issuance of additional shares of your common stock will not dilute its book value.

	RESPONSE:	The deleted text has been reinserted.

Our Management and Principal Shareholders in the Aggregate Own or Control, page 17

11.

We note the disclosure that the Stopanios may control 20,000,000 shares or 55% of your “voting shares.” Please revise to clarify whether voting shares refers only to common stock, or define voting shares.

	RESPONSE:	We have changed the word “voting” to “common”.

Management’s Discussion and Analysis of Financial Condition and Results of Operations, page 19

12.	Please revise to delete the reference to this filing as a “Report.”

	RESPONSE:	We have deleted the reference to the filing as a “Report”.

13.

We note the disclosure that you are expanding into the medical products industry and that medical-related products accounted for approximately 12% of your total revenue. Please revise to disclose the amount of the financial commitment that you have expended towards this endeavor and for the ISO certification.

	RESPONSE:	We have revised accordingly.

Legal Proceedings page 31

14.	Please revise to disclose the legal jurisdiction for the matters involving Leonard Codomo and Carl Del Spino, Refer to Item 103 of Regulation S-K.

	RESPONSE:	We have revised accordingly.

Ms. Rolaine S. Bancroft
June 5, 2009

Common Stock, page 35

15.	Revise to disclose the number of issued and outstanding common shares of stock as of December 31, 2008.

	RESPONSE:	We have revised to reflect the number of shares issued and outstanding as of March 31, 2009 per comment 17.

Unit Purchase Options, page 35

16.	Please revise to provide the number of issued and outstanding unit purchase options as of December 31, 2008.

	RESPONSE:	We have revised to reflect the number of shares issued and outstanding as of March 31, 2009 per comment 17.

Other

17.	Please continue to consider the financial statement updating requirements as set forth in Rule 8-08 of Regulation S-X.

	RESPONSE:	All discussions, disclosures and financial information have been updated to include the Company’s most recent quarter ended March 31, 2009.

          I believe that this response addresses your comments; however, if you require further clarification or if you have questions, please contact the undersigned at (954) 563-1050.

Respectfully yours,

/s/ Myra P. Mahoney

cc:	Mr. Robert Stopanio, Scorpion Performance, Inc.

Pursuant to Internal Revenue Service guidance, be advised that any federal tax advice contained in this written or electronic communication, including any attachments or enclosures, is not intended or written to be used and it cannot be used by any person or entity for the purpose of (i) avoiding any tax penalties that may be imposed by the Internal Revenue Service or any other U.S. Federal taxing authority or agency or (ii) promoting, marketing or recommending to another party any transaction or matter addressed herein.